Loans and financings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans And Financings
Balance at the beginning of the year	$ 1,669,259	$ 1,699,315
New loans and financings	56,408	95,621
Debt issue costs	(74)	(63)
Payments of loans and financings	(27,087)	(24,639)
Bonds repurchase		(128,470)
Foreign exchange effects	23,996	22,695
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk	583	(521)
Changes in fair value of loans and financings	525	1,472
Interest accrual	112,612	110,679
Interest paid on loans and financings	(113,018)	(109,263)
Amortization of debt issue costs	2,362	2,433
Balance at the end of the year	$ 1,725,566	$ 1,669,259